Borrowings	12 Months Ended
Mar. 31, 2019
Borrowings [abstract]
Borrowings
Borrowings

The Group and its subsidiaries have unlimited borrowing capacity as specified in their respective Memorandums of Incorporation.

Other than bank overdrafts, no new borrowings were raised by the Group during fiscal 2019 and fiscal 2018.

	Interest rate	March 31, 2019 R’000	March 31, 2018 R’000

Undrawn borrowing facilities at floating rates include:
– Standard Bank Limited:
Overdraft	Prime less 1.2%	39,738	52,280
Vehicle and asset finance	Prime less 1.2%	8,500	8,500
– Nedbank Limited overdraft	Prime less 2%	10,000	10,000
		58,238	70,780

The Standard Bank and Nedbank facilities have no fixed renewal date and are repayable on demand.
Included in the bank overdraft (note 12) is the following Standard Bank Limited facility which was secured by the following at March 31, 2019 and at March 31, 2018:
•Cross suretyships between the following Group companies:
– MiX Telematics Africa Proprietary Limited;
– MiX Telematics International Proprietary Limited; and
– MiX Telematics Limited.

•	An unrestricted cession of book debts by the following entities:
– MiX Telematics Limited; and
– MiX Telematics International Proprietary Limited.
The facility from Nedbank Limited is unsecured.